Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Line Items]
Foreign holding percentage	25.00%
Net operating loss carryforward (in Dollars)	$ 121,880
Israel [Member]
Taxes on Income [Line Items]
Foreign holding percentage	23.00%	23.00%	23.00%
United States [Member]
Taxes on Income [Line Items]
Foreign holding percentage	21.00%